Goodwill and Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets, Net
Schedule of intangible assets

	December 31,
(Thousands of dollars)	2011	2010
Intangibles subject to amortization:
Gross carrying amount customer relationships	$9,045	$9,045
Accumulated amortization customer relationships	(6,549)	(6,299)
Intangibles subject to amortization, net	2,496	2,746
Intangibles not subject to amortization:
Carrying amount-trade names and registered trademarks	17,000	17,000
Total intangible assets, net	$19,496	$19,746